Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 28, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	TEXAS INSTRUMENTS INC
Entity Central Index Key	0000097476
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		1,084,213,991
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 37,754,545,231